FINANCIAL OBLIGATIONS - Issued bonds due over twelve months (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial obligations from issued bonds [abstract]
The amount of issued bonds due over 12 months	$ 15,653,080	$ 24,634,287